Goodwill and Identifiable Intangible Assets	12 Months Ended
Mar. 31, 2013
Goodwill and Identifiable Intangible Assets

7.    Goodwill and Identifiable Intangible Assets

In the fourth quarter of the fiscal year ended March 31, 2011, KONAMI determined that the fair value of indefinite lived intangible assets related to trademarks in the Health & Fitness reporting unit was lower than their carrying value. As a result, an aggregate non-cash impairment charge of ¥1,900 million was recognized and reported in earthquake related impairment charges and expenses in the accompanying consolidated statements of income for the year ended March 31, 2011. The impairment is attributable to the direct and indirect effects of the Great East Japan Earthquake, which took place in March 2011, on the business of the reporting unit as well as on Japanese economy as a whole. See Note 8.

The changes in the carrying amounts of goodwill by operating segments for the years ended March 31, 2011, 2012 and 2013 are as follows:

	Millions of Yen
	Digital Entertainment	Health & Fitness	Gaming & Systems	Total
Balance at March 31, 2011	¥15,187	¥6,568	¥125	¥21,880
Foreign currency translation adjustment	(5)	—	—	(5)

Balance at March 31, 2012	¥15,182	¥6,568	¥125	¥21,875
Foreign currency translation adjustment	59	—	—	59

Balance at March 31, 2013	¥15,241	¥6,568	¥125	¥21,934

Identifiable intangible assets at March 31, 2012 and 2013 primarily representing intangible assets acquired in connection with acquisitions of subsidiaries consisted of the following:

	Millions of Yen
	2012	2013
Identifiable intangible assets subject to amortization:
Franchise and other contracts	¥1,582	¥1,582
Customer relationships	418	418
Patents	1,418	1,418
Trademarks	355	355
Distribution and merchandising rights	—	985
Others	—	95
Less-Accumulated amortization	(1,091)	(1,274)

Net amortized identifiable intangible assets	2,682	3,579

Identifiable intangible assets with an indefinite life:
Trademarks	31,653	31,653
Gaming licenses	308	353
Memberships	6,640	6,640

Total unamortized identifiable intangible assets	38,601	38,646

Total identifiable intangible assets	¥41,283	¥42,225

Intangible assets determined to have an indefinite useful life have been reassessed at least annually based on the factors including, but not limited to, the expected use of the asset by KONAMI, legal or contractual provisions that may affect the useful life or renewal or extension of the asset’s contractual life without substantial cost, and the effects of demand, competition and other economic factors. Intangible assets related to customer relationships, patents and franchise and other contracts have been amortized over their estimated useful lives of 3 to 20 years.

The aggregate amortization expense for identifiable intangible assets for the years ended March 31, 2011, 2012 and 2013 was ¥197 million, ¥280 million and ¥399 million, respectively.

The estimated amortization expense for the following years is as follows:

Millions of Yen
Year ending March 31,
2014	¥457
2015	444
2016	377
2017	367
2018	367